Stock Option Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of Shares
Outstanding	13,728,000
Granted	4,072,500	13,729,000
Cancelled/expired	(200,000)
Exercised	(28,000)	(1,000)
Outstanding	17,572,500	13,728,000
Exercisable	9,051,000
Weighted Average Exercise Price
Outstanding	$ 0.22
Granted	$ 0.20	$ 0.22
Cancelled/expired	$ 0.22
Exercised	$ 0.21	$ 0.22
Outstanding	$ 0.22	$ 0.22
Exercisable	$ 0.22
Aggregate Intrinsic Value
Outstanding	$ 5
Outstanding	478	5
Exercisable	$ 186